Discontinued Operations	12 Months Ended
Jun. 28, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
Lighting Business
On May 13, 2019, the Company completed the sale of (a) certain manufacturing facilities and equipment, inventory, intellectual property rights, contracts and real estate of the Company used by the Company's Lighting Products business unit, which includes LED lighting fixtures, lamps and corporate lighting solutions for commercial, industrial and consumer applications, and (b) all of the issued and outstanding equity interests of E-conolight LLC (E-conolight), Cree Canada Corp. and Cree Europe S.r.l., each a wholly owned subsidiary of the Company (collectively, the Lighting Products business unit) to IDEAL, pursuant to the Purchase Agreement, dated March 14, 2019, as amended between Cree and IDEAL. The Company retained certain liabilities associated with the Lighting Products business unit arising prior to the closing of the sale. The Lighting Products business unit represented the Lighting Products segment disclosed in the Company's historical financial statements.
The aggregate net proceeds from the sale of the Lighting Products business unit was $219.0 million in cash, which is subject to certain adjustments. Additionally, the Company is entitled to an earnout payment subject to the future performance of the Lighting Products business unit. In connection with the transaction, the Company and IDEAL entered into certain ancillary and related agreements, including (i) an Intellectual Property Assignment and License Agreement, which assigned to IDEAL certain intellectual property owned by the Company and licensed to IDEAL certain additional intellectual property owned by the
Company; (ii) a Transition Services Agreement (the TSA), which is designed to ensure a smooth transition of the Lighting Products business unit to IDEAL; (iii) an LED Supply Agreement (the LED Supply Agreement), pursuant to which the Company will supply IDEAL with certain LED chip and component products for three years; and (iv) a Real Estate License Agreement, which will allow IDEAL to use certain premises owned by the Company to conduct the Lighting Products business unit after closing. The Company recognized a loss on the sale of $66.2 million.
The Company has classified the results of the Lighting Products business unit as discontinued operations, the results of which for the fiscal years ended June 30, 2019 and June 24, 2018 are as follows:

	Fiscal Years Ended
	June 30, 2019	June 24, 2018
(in millions of U.S. Dollars)
Revenue, net	$419.8	$568.8
Cost of revenue, net	324.3	463.2
Gross profit	95.5	105.6
Research and development	37.1	35.9
Sales, general and administrative	100.6	97.6
Amortization or impairment of acquisition-related intangibles	116.4	23.6
Goodwill impairment charges	90.3	247.5
Loss on disposal or impairment of long-lived assets	2.0	2.1
Operating loss	(250.9)	(301.1)
Non-operating income	—	(1.3)
Loss before income taxes and loss on sale	(250.9)	(299.8)
Loss on sale	66.2	—
Loss before income taxes	(317.1)	(299.8)
Income tax expense (benefit)	0.1	(36.3)
Net loss	($317.2)	($263.5)
The Company recognized $10.5 million and $1.6 million in administrative fees for the fiscal years ended June 28, 2020 and June 30, 2019, respectively, relating to the TSA, of which $1.6 million and $1.6 million was accrued in accounts receivable, net in the consolidated balance sheets as of June 28, 2020 and June 30, 2019, respectively. These fees were recorded as a reduction of sales, general and administrative expense in the consolidated statements of operations.
The LED Supply Agreement will be transferred in connection with the LED Business Divestiture. The Company recognized $12.0 million and $2.1 million of revenue related to the LED Supply Agreement for the fiscal years ended June 28, 2020 and June 30, 2019, respectively, which are included in revenue from discontinued operations. As of June 28, 2020, $0.7 million of revenue related to the LED Supply Agreement was accrued in accounts receivable, net, and is included in current assets of discontinued operations on the consolidated balance sheets.
Additionally, the Company recorded a contract liability of $9.9 million and $13.4 million relating to the LED Supply Agreement as of June 28, 2020 and June 30, 2019, respectively. The contract liability is recorded in current and long-term liabilities of discontinued operations on the consolidated balance sheets.
LED Business
On October 18, 2020, the Company entered into an Asset Purchase Agreement (the LED Purchase Agreement) with SMART with respect to the LED Business Divestiture. The transaction is targeted to close in the first calendar quarter of 2021, subject to customary closing conditions.
Pursuant to the LED Purchase Agreement, the Company will sell to SMART, and SMART will (i) purchase from the Company, (a) certain equipment, inventory, intellectual property rights, contracts, and real estate comprising the Company’s LED Products segment, (b) all of the issued and outstanding equity interests of Cree Huizhou Solid State Lighting Company Limited, a limited liability company organized under the laws of the People’s Republic of China and an indirect wholly owned subsidiary of the Company, and (c) the Company’s ownership interest in Cree Venture LED Company Limited, the Company’s joint venture with San’an Optoelectronics Co., Ltd. (collectively, the LED Business); and (ii) assume certain liabilities related to the LED Business. The Company will retain certain assets used in and pre-closing liabilities associated with the LED Products segment.
The purchase price for the LED Business consists of (i) a payment of $50 million in cash, subject to customary adjustments, (ii) an unsecured promissory note issued to the Company by SGH in the amount of $125 million (the Purchase Price Note), (iii) the potential to receive an earn-out payment of up to $125 million based on the revenue and gross profit performance of the LED Business in the first four full fiscal quarters following the closing (the Earnout Period), also payable in the form of a unsecured promissory note of SGH (the Earnout Note), and (iv) the assumption of certain liabilities. The Purchase Price Note and the Earnout Note, if earned, will accrue interest at a rate of three-month LIBOR plus 3.0% with interest paid every three months and one bullet payment of principal and all accrued and unpaid interest will be payable on each note’s maturity date. The Purchase Price Note will mature on August 15, 2023, and the Earnout Note, if issued, will mature on the third anniversary of the completion of the Earnout Period.
In connection with the closing of the LED Business Divestiture, the Company and SMART will also enter into certain ancillary and related agreements, including (i) an Intellectual Property Assignment and License Agreement, which will assign to SMART certain intellectual property owned by the Company and its affiliates and license to SMART certain additional intellectual property owned by the Company, (ii) a Transition Services Agreement, which is designed to ensure a smooth transition of the LED Business to SMART, (iii) a Wafer Supply and Fabrication Services Agreement (the Wafer Supply Agreement), pursuant to which the Company will supply SMART with certain silicon carbide materials and fabrication services for four years, and (iv) a Real Estate License Agreement, which will allow SMART to use certain premises owned by the Company to conduct the LED Business for a period of up to 24 months after closing.
The completion of the LED Business Divestiture is subject to the satisfaction or waiver of a number of conditions set forth in the LED Purchase Agreement, including customary closing conditions. The LED Purchase Agreement provides for customary termination rights of the parties.
Because the LED Business Divestiture represents a strategic shift that will have a major effect on the Company’s operations and financial results, the Company has classified the results of the LED Business as discontinued operations in the Company’s consolidated statements of operations for all periods presented. Additionally, the related assets and liabilities associated with discontinued operations are classified as held for sale in the consolidated balance sheets.
The following table presents the financial results of the LED Business as income (loss) from discontinued operations, net of income taxes in the Company's consolidated statements of operations:

	Fiscal Years Ended
	June 28, 2020	June 30, 2019	June 24, 2018
(in millions of U.S. Dollars)
Revenue, net	$433.2	$541.8	$596.3
Cost of revenue, net	343.4	394.5	439.3
Gross profit	89.8	147.3	157.0
Operating expenses:
Research and development	32.2	36.8	37.5
Sales, general and administrative	29.7	31.8	26.5
(Income) loss on disposal or impairment of other assets	(0.1)	(0.3)	0.5
Other operating expense	13.3	1.4	—
Operating income	14.7	77.6	92.5
Non-operating income	(0.5)	(0.1)	—
Income before income taxes	15.2	77.7	92.5
Income tax expense	8.2	17.1	34.0
Net income	7.0	60.6	58.5
Net income attributable to noncontrolling interest	1.1	—	0.1
Net income attributable to controlling interest	$5.9	$60.6	$58.4
The following table presents the assets and liabilities of the LED Business classified as discontinued operations:

	Fiscal Years Ended
	June 28, 2020	June 30, 2019
(in millions of U.S. Dollars)
Assets
Short-term investments	12.0	9.4
Accounts receivable, net	41.6	59.7
Inventories	57.2	75.6
Prepaid expenses	0.1	0.1
Other current assets	5.1	6.4
Current assets of discontinued operations	116.0	151.2

Property and equipment, net	60.3	64.6
Goodwill	180.3	180.3
Intangible assets, net	22.7	23.8
Deferred income taxes	5.1	4.7
Other assets	1.7	—
Long-term assets of discontinued operations	270.1	273.4

Liabilities
Accounts payable and accrued expenses	31.0	36.4
Accrued contract liabilities	24.1	30.7
Income tax payable	2.0	1.7
Other current liabilities	3.1	2.7
Current liabilities of discontinued operations	60.2	71.5

Other long-term liabilities	9.8	7.6
Long-term liabilities of discontinued operations	9.8	7.6